ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 322,904		$ 463,411
Less: allowances for credit losses	(268,413)	[1]	(333,792)	[1]	$ (258,019)	$ (228,344)
Accounts receivable, net	54,491		129,619
Non-current portion	0		0
Current portion	54,491		129,619
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	321,808		460,863
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	907		1,011
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 189		$ 1,537

[1]	As of December 31, 2021 and 2020, the allowances for credit losses of $14,989 and $16,517 are recorded as a reduction of the long-term casino accounts receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.